Share-based payments reserve (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 500	$ 600	$ 2,100	$ 2,100
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	200	0	400	0
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 100	$ 0	$ 400	$ 0
Omnibus Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	3,173,284		3,173,284		2,106,675